Steven I. Koszalka Secretary American Funds Inflation Linked Bond Fund 6455 Irvine Center Drive Irvine, CA 92618 (213) 486-9447 Tel siik@capgroup.com

February 5, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Inflation Linked Bond Fund

File Nos. 333-183931 and 811-22746

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on January 29, 2016 of Registrant’s Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940.

Sincerely,

/s/Steven I. Koszalka

Steven I. Koszalka